Long-term debt - Schedule of Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($)	Jun. 30, 2026	Jun. 15, 2026	May 18, 2026	May 15, 2026	Apr. 17, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Revolving and term credit facilities	$ 1,880,800,000					$ 1,928,500,000
Funds drawn on facilities/commercial paper issued	(560,100,000)					(420,000,000.0)
Letters of credit issued	(34,500,000)					(34,100,000)
Liquidity available under the facilities	1,286,200,000					1,474,400,000
Undrawn portion of uncommitted letter of credit facilities	(1,600,000)					(62,400,000)
Cash on hand	55,000,000.0					32,700,000
Total liquidity and capital reserves	$ 1,339,600,000					$ 1,444,700,000
U.S Dollar Senior Unsecured 2031 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value				$ 650,000,000.0
Interest rate (percent)				5.10%
U.S Dollar Senior Unsecured 2036 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value				$ 500,000,000.0
Interest rate (percent)				5.65%
U.S Dollar Senior Unsecured Mature On May 15, 2031 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate (percent)				99.991%
U.S Dollar Senior Unsecured Mature On May 15, 2036 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate (percent)				99.676%
U.S Dollar Senior Unsecured 2026 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value		$ 1,150,000,000
Interest rate (percent)		5.365%
Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,150,000,000		$ 1,150,000,000